UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 12/31/12

Item 1.  Schedule of Investments.

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares			Value
	COMMON STOCKS - 6.4%
	APPAREL- 2.3%
5,000	Michael Kors Holdings Ltd. *		$ 255,150

	INTERNET - 1.8%
1,000	Baidu.com - ADR *		100,290
1,000	F5 Networks, Inc. *		97,150
			197,440
	MISCELLANEOUS - 2.3%
30,000	Smith & Wesson Holding Corp. *		253,200

	TOTAL COMMON STOCKS - (Cost $797,919)		705,790

Principal
	CORPORATE BONDS & NOTES - 35.7%
	AIRLINES -1.0%
100,000	Southwest Airlines Co., 5.125% 3/1/2017		110,004

	BANKS - 5.8%
60,000	Barclays Bank PLC, 3.90%, 4/7/2015		63,474
60,000	Goldman Sachs Group, Inc. (The), 5.00%, 10/1/2014		63,788
140,000	Goldman Sachs Group, Inc. (The), 5.625%, 1/15/2017		153,425
60,000	HSBC Bank USA, 4.625%, 4/1/2014		62,641
60,000	HSBC USA, Inc., 5.00%, 9/27/2020		65,088
200,000	JP Morgan Chase & Co., 4.40%, 7/22/2020		224,306
			632,722
	BIOTECHNOLOGY - 1.0%
100,000	Amgen, Inc., 4.50%, 3/15/2020		113,202

	CHEMICALS - 1.0%
100,000	Dow Chemical Co., 4.25%, 11/15/2020		110,488

	COAL - 0.4%
50,000	Alpha Appalachia Holding, Inc., 3.25%, 8/1/2015		48,125

	COMMERCIAL SERVICES - 0.5%
60,000	Western Union Co. (The), 3.65%, 8/22/2018		60,861

	COMPUTERS - 0.9%
100,000	Hewlett-Packard Co.,3.75%, 12/1/2020		96,708

	COSMETICS/PERSONAL CARE - 1.9%
100,000	Avon Products, Inc., 5.75%, 3/1/2018		107,660
100,000	Colgate - Palmolive Co., 2.625%, 5/1/2017		106,626
			214,286
	DIVERSIFIED FINANCIAL SERVICES - 5.4%
200,000	Ford Motor Credit Co LLC., 3.875%, 1/15/2015		208,174
100,000	General Electric Capital Corp., 4.375%, 9/16/2020		111,100
60,000	General Electric Capital Corp., 2.95%, 5/9/2016		63,172
100,000	National Rural Utilities Cooperative Finance Corp., 4.40%, 10/15/2020		107,584
100,000	Orix Corp., 5.00%, 1/12/2016		108,383
			598,413
	FOOD - 2.5%
50,000	Dean Foods Co., 7.00%, 6/1/2016		55,188
100,000	Kellogg Co., 4.00%, 12/15/2020		111,382
100,000	Safeway, Inc., 5.00%, 8/15/2019		107,588
			274,158
	HEALTHCARE PRODUCTS - 0.5%
50,000	Boston Scientific Corp., 6.00%, 1/15/2020		58,233

	HOME FURNISHINGS - 1.0%
100,000	Whirlpool Corp., 8.60%, 5/1/2014		109,345

	INSURANCE - 0.6%
60,000	Aflac, Inc., 3.45%, 8/15/2015		63,948

	IRON/STEEL - 1.4%
100,000	Arcelor Mittal, 6.125%, 6/1/2018		101,918
50,000	United States Steel Corp., 6.05%, 6/1/2017		52,375
			154,293

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)(Continued)
Principal			Value
	MEDIA - 1.0%
100,000	DIRECTV Holdings LLC., 5.20%, 3/15/2020		$ 113,549

	MINING - 2.7%
160,000	Alcoa, Inc., 6.75%, 7/15/2018		182,787
100,000	Southern Copper Corp., 6.375%, 7/27/2015		111,021
			293,808
	OFFICE/BUSINESS - 1.1%
60,000	Pitney Bowes, Inc., 4.75%, 5/15/2018		62,008
50,000	Pitney Bowes, Inc., 6.25%, 3/15/2019		54,332
			116,340
	OIL & GAS - 2.5%
50,000	Chesapeake Energy Corp., 6.875%, 8/15/2018		52,750
100,000	Petrohawk Energy Corp., 7.25%, 8/15/2018		112,614
100,000	Transocean, Inc., 4.95%, 11/15/2015		109,224
			274,588
	PHARMACEUTICALS - 0.7%
60,000	Johnson & Johnson, 5.55%, 8/15/2017		72,163

	RETAIL - 2.1%
100,000	AutoZone, Inc., 4.00%, 11/15/2020		107,486
100,000	Macy's Department Stores Co., 7.45%, 10/15/2016		119,529
			227,015
	TELECOMMUNICATIONS - 1.7%
100,000	America Movil, 5.00%, 10/16/2019		116,146
60,000	Cisco Systems, Inc., 3.15%, 3/14/2017		65,223
			181,369

	TOTAL CORPORATE BONDS & NOTES - (Cost - $3,847,762)		3,923,618

	MUNICIPAL BONDS - 17.7%
100,000	Allentown Neighborhood Improvement Zone Development Authority, 412%, 5/1/2016		104,225
100,000	California Qualified School Bond Joint Powers Authority, 5.889%, 9/1/2020		114,574
105,000	Central Weber Sewer Improvement District, 4.79%, 3/1/2019		119,159
100,000	City Of Detroit MI Water Supply System Revenue, 5.00%, 7/1/2021		104,117
100,000	City of Port St Lucie FL, 6.09%, 9/1/2020		105,004
100,000	Contra Costa County Fire Protection District, 4.96%, 8/1/2018		108,485
125,000	Cook County School District No 148 Dolton, 5.90%, 12/1/2020		144,106
100,000	County of Leon FL, 4.80%, 10/1/2018		102,202
100,000	County of Miami-Dade FL, 4.25%, 4/1/2019		113,308
50,000	Danville-Pittsylvania Regional Facility Authority, 4.75%, 9/1/2019		50,873
100,000	Jurupa Community Services District, 5.197%, 9/1/2019		108,919
100,000	Metropolitan Transportation Authority, 5.013%, 11/15/2020		112,846
100,000	Municipal Electric Authority of Georgia, 3.57%, 1/1/2019		105,160
100,000	South Jersey Port Corp., 6.052%, 1/1/2019		111,071
100,000	State of California, 6.20%, 10/1/2019		120,466
100,000	State of Illinois, 4.35%, 6/1/2018		105,432
100,000	State of Illinois, 5.363%, 2/1/2019		109,847
100,000	Washington Economic Development Finance Authority, 4.50%, 10/1/2018		105,143

	TOTAL MUNICIPAL BONDS - (Cost - $1,927,589)		1,944,937

Contracts
	PURCHASED CALL OPTIONS - 0.0%
10	Baidu, Inc.
	Expiration January 2013, Exercise Price $125.00		70
	TOTAL PURCHASED CALL OPTIONS (Cost $27,663)		70
Shares
	SHORT TERM INVESTMENTS - 26.4%
1,000,000	United States Treasury Bill to yield 0.00%, 1/10/13 +		999,974
1,900,000	United States Treasury Bill to yield 0.00%, 1/17/13 +		1,899,896
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,899,870)		2,899,870

	TOTAL INVESTMENTS - 86.2% (Cost - $9,500,803)(a)		$ 9,474,285
	OPTIONS WRITTEN - (3.0) %		(332,835)
	OTHER ASSETS LESS LIABILITIES - 16.8%		1,848,409
	NET ASSETS - 100.0%		$ 10,989,859

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)(Continued)
Contracts			Value
	SCHEDULE OF PUT OPTIONS WRITTEN (3.0) %
10	Apple, Inc.
	Expiration January 2013, Exercise Price $425.00		$ 530
10	Apple, Inc.
	Expiration January 2013, Exercise Price $570.00		42,280
25	Apple, Inc.
	Expiration January 2013, Exercise Price $650.00		289,125
10	Intuitive Surgical, Inc.
	Expiration January 2013, Exercise Price $400.00		250
10	Priceline.com, Inc.
	Expiration January 2013, Exercise Price $500.00		350
300	SPDR S&P 500 ETF Trust
	Expiration December 2012, Exercise Price $130.00		300
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $453,791)		$ 332,835

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
+ All or portion of the securities are segregated as collateral for options written.
ADR - American Depositary Receipt

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes including  options written  is  $9,095,819 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 290,528
		Unrealized depreciation:	(244,897)
		Net unrealized appreciation	$ 45,631

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 705,790	$ -	$ -	$ 705,790
Corporate Bonds & Notes	-	3,923,618	-	3,923,618
Municipal Bonds	-	1,944,937	-	1,944,937
Purchased Call Options	70	-	-	70
Short-Term Investments	2,899,870	-	-	2,899,870
Total	$ 3,605,730	$ 5,868,555	$ -	$ 9,474,285
Liabilities
Call Options Written	$ 332,835	$ -	$ -	$ 332,835
Total	$ 332,835	$ -	$ -	$ 332,835
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers between Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of December 31, 2012 categorized by risk exposure.

Changes in unrealized appreciation/(depreciation) on derivatives:
Equity Contracts
Purchased Options	$ 116,150
Written options	112,063
Total	$ 228,213

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at December 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

3/1/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/1/13